                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

February 27, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Small- & Mid- Cap Value Fund, a Series of
           Oppenheimer Quest For Value Funds (the "Registrant")
           Reg. No. 33-15489; File No. 811-5225

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities
Act"), I hereby represent that the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in
Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A,
which was filed electronically with the Securities and Exchange Commission on February 23,
2007.

                                    Sincerely,

                                    /s/ Randy G. Legg
                                    ------------------------------------
                                    Randy G. Legg
                                    Vice President & Assistant Counsel
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw, LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann